Note 12 - Income Tax and Social Contribution	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of income tax and social contribution [text block]
12.	INCOME TAX AND SOCIAL CONTRIBUTION

Income taxes reported in the income statement are analyzed as follow:

	2021	2020	2019

Income tax expense - current	(1,268.6)	(1,048.9)	(1,118.1)

Deferred tax expense on temporary differences	1,072.9	(1,576.0)	277.1
Deferred tax over taxes losses carryforwards movements in the current period	(440.9)	862.4	86.3
Total deferred tax (expense)/income	632.0	(713.6)	363.4

Total income tax expenses	(636.6)	(1,762.5)	(754.7)

The reconciliation between the weighted nominal tax rate and the effective tax rate is summarized as follows:

	2021	2020	2019

Profit before tax	13,759.2	13,494.4	12,943.1
Adjustment on a taxable basis
Others non-taxable income	(611.0)	(6.2)	-
Government grants related to sales taxes	(1,883.1)	(1,597.8)	(1,881.8)
Share of results of joint ventures	115.7	43.3	22.3
Non-deductible expenses	99.2	119.6	76.9
Worldwide taxation	(360.0)	48.2	(569.0)
	11,120.0	12,101.5	10,591.4
Aggregated weighted nominal tax rate	27.39%	30.26%	28.94%
Taxes payable – nominal rate	(3,045.3)	(3,662.1)	(3,064.7)
Adjustment on tax expense
Income tax Incentives	213.2	123.2	245.9
Deductible interest on shareholders' equity	2,516.0	2,213.2	2,623.8
Tax savings from goodwill amortization	77.5	77.5	80.5
Withholding income tax	(876.0)	(628.2)	(420.3)
Recognition/(write-off) of deferred charges on tax losses	(1.5)	123.2	(377.4)
Effect of application of IAS 29 (hyperinflation)	(123.3)	(50.5)	1.4
Others with reduced taxation	602.8	41.2	156.1
Income tax and social contribution expense	(636.6)	(1,762.5)	(754.7)
Effective tax rate	4.63%	13.06%	5.83%

The main events that impacted the effective tax rate for the period were:

●

On September 24, 2021, the Brazilian Supreme Court of Justice (“STF”) issued a binding decision favorable to taxpayers on proceeding nº 1.063.187/SC (Recurso Extraordinário nº 1,063,187/SC – Tema 962), recognizing the unconstitutionality of Corporate Income Taxes (“IRPJ and CSLL”) calculated over SELIC interest earned upon the recovery of taxes.

The Company (on its behalf and as successor of merged entities) and its subsidiaries have judicial claims under which it is disputed the right to recover IRPJ and CSLL as well as Social Contributions on Gross revenues (“PIS and COFINS”) calculated and paid over SELIC interest earned upon the recovery of taxes and judicial deposits, as well as the right to recover/offset the taxes unduly paid over such amounts in periods prior to the filing of the relevant lawsuits. Up to now, final decisions have not been rendered in the respective judicial claims.

Based on the binding decision issued by STF and on the analysis of the Company’s external counsels, the Company evaluates as probable that such tax treatment will be accepted in its respective lawsuits, especially as relates to the recognition of its right to recover/offset the amount of IRPJ and CSLL calculated and paid over SELIC interest earned upon the recovery of taxes accounted in the period between 2006 and 2021.

In the third quarter of 2021, in accordance with IFRIC 23, the Company reverted the amount of deferred IRPJ and CSLL calculated over the SELIC interest that was included in the tax credit recognized by the Company as a result of the STF judgment of RE 574,706/PR (which recognized the constitutionality of the exclusion of ICMS from the taxable basis of PIS and COFINS) related to the periods that were in force: (i) the “REFRI Taxation Model” for special soft drinks and beer regime, and (ii) the “New Model Taxation" regime for the period between 2015 and March 2017, as detailed in Note 30 – Contingencies’.

The amount recognized in 2021 amounted to R$1,070 million.

●

Government subsidy for sales taxes: for regional incentives, these are related primarily to local production, and, when reinvested, are not subject to income tax and social contribution purposes, which explains the impact on the effective tax rate. The amount above is impacted by fluctuations in the volume, price and any eventual increases in state VAT (“ICMS”).

●	Complement of income tax on foreign subsidiaries due in Brazil: shows the result of the calculation of universal taxation of profits, according to the regulations of Law 12,973/14.

●

Withholding income tax: The amount is mainly related to dividends already distributed and to be distributed by subsidiaries located outside of Brazil, applicable according to local tax legislation. The increase in the amount in 2021 is mainly due to the exchange rate variation of the balances held in liabilities.

●

Deductible interest on shareholders’ equity: under Brazilian law, companies have an option to remunerate their shareholders through the payment of Interest on Capital (“IOC”), which is deductible for income tax purposes.